Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Current income tax expense	–	66	704
Deferred income tax expense/(benefit)	–	2,302	(1,676)
Total income tax expense/(benefit)	–	2,368	(972)

Schedule of Reconciliation of the Actual Income Tax Expense

A reconciliation of the actual income tax expense to the amount computed by applying the PRC statutory income tax rate of 25% to income (loss) before tax is as follows:

	For the years ended December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Loss before income tax	14,797	4,004	(4,804)
Expected tax expense at statutory rate	(3,699)	(1,001)	1201
Parent-subsidiary tax rate differential	–	–	(940)
Effect of tax rate differences	3,616	(292)	(1,545)
Additional deduction for R&D expenses	(498)	(878)	(1,090)
Impact of tax rate change on deferred taxes	(3,961)	(4,234)	(237)
Non-deductible expenses	(110)	18	479
Non-taxable income	(175)	–	–
Change in valuation allowance	4,827	8,755	1,160
Total income tax expense/(benefit)	–	2,368	(972)

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Net operating loss carryforward	19,506	27,145	31,334
Advertising expenses	37	37	37
Impairment/disposal of property and equipment	6,079	6,847	6,954
Deferred revenue	7,719	7,412	7,385
GAAP differences – others	53	392	(172)
Allowance for credit losses	126	335	517
Net deferred tax liabilities offset	-	(790)	(3,517)
Less: Valuation allowance	(33,520)	(41,378)	(42,538)
Total net deferred tax assets	-	-	-
	As of December 31,
	2022 (RMB)	2023 (RMB)	2024 (RMB)
Unbilled revenue	-	(3,092)	(4,143)
Total	-	(3,092)	(4,143)
Deferred tax assets offset	-	790	3,517
Net deferred tax liabilities	-	(2,302)	(626)

Schedule of the Group Recognized Valuation Allowances

As of December 31, 2023 and 2024, the Group recognized valuation allowances of RMB 41,378 thousand and RMB 42,538 thousand, respectively.

	As of December 31,
	2023 (RMB)	2024 (RMB)
Balance at beginning of the year	33,520	41,378
Additions	9,672	3,916
Decreases	(917)	2,756
Prior year true-up	(897)
Balance at end of the year	41,378	42,538

Schedule of Net Operating Loss (“NOL”) Carryforwards

As of December 31, 2024, the Group’s net operating loss (“NOL”) carryforwards in the PRC, if not utilized, will expire in the following years:

Expiry Year	NOL Carryforward (RMB in thousands)
2025	1,588
2026	7,105
2027	19,619
2028	12,369
2029	19,715
2030	12,565
2031	9,223
2032	18,311
2033	12,022
2034	14,084
Total	126,601